Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share for the periods presented (in thousands, except share and per share amounts):

	Three Months Ended June 30,			Six Months Ended June 30,
	2026		2025	2026		2025
Net income (loss)	$(4,909)		N/A	$48,400		N/A
Net loss attributable to common shareholders	$(4,909)		N/A	$(4,909)	(1)	N/A
Weighted-average common shares outstanding, basic and diluted	401,813,695	(2)	N/A	401,813,695	(2)	N/A
Net loss per common share, basic and diluted	$(0.01)		N/A	$(0.01)	(1)	N/A

(1)
Only represents net loss attributable to common shareholders and net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" for additional details.
(2)
Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026.

Computation of Diluted Net Loss Per Share Because Their Effect Would Have Been Anti-dilutive

The following securities were excluded from diluted net loss per common share because their effect would have been anti-dilutive, or because the necessary conditions for conversion or issuance had not been satisfied as of the end of the periods presented:

	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026
Restricted shares	7,979,952	7,979,952
Restricted stock units	2,913,515	2,913,515
Convertible common stock(1)	2,476,225	2,476,225
Total potential dilutive securities not included in net loss per common share	13,369,692	13,369,692

(1)
The convertible common stock is convertible into shares of Class B common stock (or Class A common stock if no Class B common stock is then outstanding) only upon satisfaction of certain market price and service conditions, which had not been satisfied as of June 30, 2026. See "Note 14. Equity" for further discussion.